Significant Accounting Policies (Reconciliation Of Numerators And Denominators Of Basic And Diluted Earnings Per Share Computations) (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended																		9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Significant Accounting Policies [Abstract]
Net income attributable to Cash America International, Inc.	$ 46,186		$ 24,480	[1]	$ 11,703	[1]	$ 29,820	[1]	$ 41,467	[1]	$ 37,827		$ 34,777		$ 26,981		$ 36,378		$ 115,244		$ 82,990		$ 107,470		$ 135,963		$ 115,538
Total weighted average basic shares	28,426	[2]			29,536	[2]													28,747	[2]	29,599	[2]	29,514	[3]	29,602	[3]	29,640	[3]
Shares applicable to stock-based compensation	102	[4]			164	[4]													92	[4]	188	[4]	174	[5]	251	[5]	548	[5]
Convertible debt	1,851	[6]			1,675	[6]													2,018	[6]	1,856	[6]	1,764	[7]	2,138	[7]	1,333	[7]
Total weighted average diluted shares	30,379	[8]	30,884		31,375	[8]	31,822		31,912		32,059		32,248		31,994		32,060		30,857	[8]	31,643	[8]	31,452	[9]	31,991	[9]	31,521	[9]
Net income - basic	$ 1.62				$ 0.40														$ 4.01		$ 2.80		$ 3.64		$ 4.59		$ 3.90
Net income - diluted	$ 1.52		$ 0.79	[10]	$ 0.37	[10]	$ 0.94	[10]	$ 1.30	[10]	$ 1.18	[10]	$ 1.08	[10]	$ 0.84	[10]	$ 1.13	[10]	$ 3.73		$ 2.62		$ 3.42		$ 4.25		$ 3.67
Vested restricted stock units, in shares	301				291														308		285		287		231		191
Non-qualified savings plan, in shares	31				31														31		31		31		32		33

[1]	Net income attributable to Cash America International, Inc. for the third and fourth quarter of 2012 did not follow the normal seasonal trend due to the expenses recognized in connection with the Mexico Reorganization and the Ohio Reimbursements. See Notes 4 and 15.
[2]	Includes vested and deferred restricted stock units of 301 and 291, as well as 31 and 31 shares held in the Company's nonqualified deferred compensation plan for the three months ended September 30, 2013 and 2012, respectively, and vested and deferred restricted stock units of 308 and 285, as well as 31 and 31 shares held in the Company's nonqualified deferred compensation plan for the nine months ended September 30, 2013 and 2012, respectively.
[3]	Includes vested restricted stock units of 287, 231 and 191, as well as shares in the Company's nonqualified deferred compensation plan of 31, 32 and 33 for the years ended December 31, 2012, 2011 and 2010, respectively.
[4]	For the three and nine months ended September 30, 2013, includes shares related to unvested restricted stock unit awards. For the three and nine months ended September 30, 2012, includes shares related to outstanding option awards that were exercisable and shares related to unvested restricted stock unit awards.
[5]	For the years ended December 31, 2012, 2011 and 2010, includes shares related to outstanding option awards that are exercisable and unvested or deferred restricted stock unit awards. Although there were no stock option awards outstanding as of December 31, 2012, the dilutive effect of stock-based compensation is based on weighted amount of outstanding awards during the year; therefore, a portion of the stock option awards outstanding during 2012 are included in this amount. For the year ended December 31, 2011, there is an immaterial amount of unvested or deferred restricted stock units that are excluded from shares applicable to stock-based compensation because its impact would be anti-dilutive.
[6]	The shares issuable with respect to the Company's senior unsecured convertible notes due 2029 (the “2029 Convertible Notes”) have been calculated using the treasury stock method. The Company intends to settle the principal portion of the convertible debt in cash; therefore, only the shares related to the conversion spread have been included in weighted average diluted shares.
[7]	The shares issuable with respect to the Company's 2009 Convertible Notes due 2029 have been calculated using the treasury stock method. The Company intends to settle the principal portion of the convertible debt in cash; therefore, only the shares related to the conversion spread have been included in weighted average diluted shares.
[8]	There were 25 anti-dilutive shares for the nine months ended September 30, 2013 and no anti-dilutive shares for the three months ended September 30, 2013 and three and nine months ended September 30, 2012.
[9]	Except as described in footnote (b), there are no anti-dilutive shares.
[10]	The sum of the quarterly net income per share amounts may not total to each full year amount presented in the Company's financial statements because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common shares outstanding for each period, including the effect of dilutive securities for that period.